Business And Geographic Segment Information (Narrative) (Details)	12 Months Ended
	Aug. 02, 2015	Aug. 03, 2014	Jul. 28, 2013
Sales Revenue, Net [Member] | Wal-Mart Stores, Inc. [Member]
Segment Reporting Information [Line Items]
Segment Reporting, Disclosure of Major Customers	20.00%	19.00%	19.00%